SCHEDULE OF CHANGE IN VALUATION (Details) - Murphy Canyon Acquisition Corp [Member] - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Current						$ 374,862
Deferred						(211,627)
Current
Deferred
Change in valuation						211,627
Income Tax Provision		$ 212,735	$ 29,704	$ 249,292	$ 29,704	$ 374,862